Share-Based Compensation - Schedule of Options Measured At Fair Value, Value Assumptions Option Grants (Details)	12 Months Ended
Mar. 31, 2024
Schedule of Options Measured At Fair Value, Value Assumptions Option Grants [Line Items]
Expected dividend yield	0.00%
Contractual term (in years)	10 years
Minimum [Member]
Schedule of Options Measured At Fair Value, Value Assumptions Option Grants [Line Items]
Expected volatility	50.27%
Risk-free interest rate	3.56%
Exercise multiple	2.8
Maximum [Member]
Schedule of Options Measured At Fair Value, Value Assumptions Option Grants [Line Items]
Expected volatility	53.83%
Risk-free interest rate	4.04%
Exercise multiple	2.2